Reverse Recapitalization - Schedule of Old Shares Exchanged of Common Stock (Details) - shares		3 Months Ended
	Dec. 14, 2023	Dec. 31, 2024	Sep. 30, 2022
Old Nukk [Member]
Reverse Recapitalization - Schedule of Old Shares Exchanged of Common Stock (Details) [Line Items]
Common Stock, Shares, Outstanding			367,175,886
Stock Issued During Period, Shares, Issued for Services	1,641,176
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares		382,675,886
Brilliant [Member]
Reverse Recapitalization - Schedule of Old Shares Exchanged of Common Stock (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services	13,858,824
Nukkleus Inc [Member]
Reverse Recapitalization - Schedule of Old Shares Exchanged of Common Stock (Details) [Line Items]
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares		1,312,494
Common Stock [Member] | Old Nukk [Member]
Reverse Recapitalization - Schedule of Old Shares Exchanged of Common Stock (Details) [Line Items]
Common Stock, Shares, Outstanding			1,259,333
Stock Issued During Period, Shares, Issued for Services	5,628
Common Stock [Member] | Brilliant [Member]
Reverse Recapitalization - Schedule of Old Shares Exchanged of Common Stock (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services	47,533